Other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Miscellaneous current liabilities [line items]
Payroll-related liabilities	€ 11,152	€ 10,281		€ 10,111
Non-income tax payables	3,018	2,262		2,175
Accrued charges	995	1,080		789
Advances received	404	715		713
RapidFit+ amounts payable to former shareholders	875	875		845
CENAT amounts payable to former shareholders	0	0		450
Derivatives	140	478		0
Cash settled share-based payment plan	1,223	0		0
Other current liabilities	888	1,995		259
Total	€ 18,695	€ 17,686	[1]	€ 15,342

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.